Investments (Sources Of Net Investment Income) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 3,475		$ 3,361		$ 3,123
Expenses and fees	(95)		(95)		(90)
Net investment income	3,380		3,266		3,033
Fixed maturity securities - taxable
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	2,697		2,619		2,458
Fixed maturity securities - non-taxable
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	35		59		107
Commercial mortgage loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	365		391		432
Restricted Commercial Mortgage Loans Related to Securitization Entities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	40	[1]	39	[1]
Equity securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	19		14		16
Other Invested Assets
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	162	[2]	104	[2]	(82)	[2]
Other Invested Assets | Trading Securities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	15		14		7
Restricted Other Invested Assets Related to Securitization Entities
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees			2	[1]
Policy loans
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	120		112		143
Cash Cash Equivalents And Short Term Investments
Schedule of Investment Income, Reported Amounts, by Category [Line Items]
Gross investment income before expenses and fees	$ 37		$ 21		$ 49

[1]	See note 18 for additional information related to consolidated securitization entities.
[2]	Included in other invested assets was $15 million, $14 million and $7 million of net investment income related to trading securities in 2011, 2010 and 2009, respectively.